Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 26,560	$ 16,709
Accumulated deficit	73,088	$ 46,528
Cash on hand	$ 8,400